INCOME TAXES - Summary of Movements in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	$ 640	$ (241)	$ 231
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	541	37	(7)
Timing of partnership items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	0	(261)	(176)
Unrealized foreign exchange loss (gain) on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	120	63	(222)
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(46)	(44)	(5)
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(88)	(20)	522
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	48	(221)	(53)
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(2)	38	60
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	30	81	106
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	54	(135)	15
PRT deduction for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(21)	61	(5)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	$ 4	$ 160	$ (4)